UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22067

Nicholas-Applegate Global Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: August 31, 2010

Date of reporting period: February 28, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Nicholas-Applegate Global Equity & Convertible Income Fund

Semi - Annual Report
February 28, 2010

Nicholas-Applegate Global Equity & Convertible Income Fund Letter to Shareholders

April 15, 2010

Dear Shareholder:

Please find enclosed the semiannual report for Nicholas-Applegate Global Equity & Convertible Income Fund (the “Fund”) for the fiscal six-month period ended February 28, 2010.

Global stocks and convertible bonds advanced solidly during the six-month period, extending the market’s rally to nearly 12 months on the strength of continued investor confidence in improving economic conditions. In this environment, the Morgan Stanley Capital International All Country World Index (ACWI), an unmanaged index generally representative of broad global equity markets, advanced 6.03% in U.S. dollar terms for the six-month period. The Merrill Lynch All-Convertible Index, an unmanaged index generally representative of the convertible securities market, returned 12.11%. The S&P 500 Index, an unmanaged index that is generally representative of the U.S. stock market, advanced 9.32% and the Barclays Capital U.S. Treasury Bond Index returned 1.44% for the six-month reporting period.

For specific information on the Fund and its performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager, and Nicholas-Applegate Capital Management LLC, the Fund’s sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

| 2.28.10 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report	1

Nicholas-Applegate Global Equity & Convertible Income Fund Fund Insights
February 28, 2010 (unaudited)

•	For the fiscal six-month period ended February 28, 2010, Nicholas-Applegate Global Equity & Convertible Income Fund returned 10.54% on net asset value (“NAV”) and 13.71% on market price.

•

The convertible market, as measured by the Merrill Lynch All Convertibles All Quality Index, had positive performance during the reporting period. In fact, the convertible markets exceeded the returns of most domestic equity benchmarks for calendar-year 2009.

•

The domestic equity rally was broad based and most industries yielded positive returns for the six-month period. Technology, Healthcare, and Consumer Staples were the best-performing industries in the Russell 1000 Growth Index. Larger-capitalized companies outperformed smaller-capitalized firms.

•

Risks associated with the spreads and pricing late in 2008 and early 2009 never materialized. Nearly every company looking for debt financing in the corporate bond market achieved its goal. Near-term debt burdens were refinanced, and in most cases, for 7 to 10 years. The result was significantly less risk system-wide and a commensurate rise in bond prices and tightening of spreads during the six-month period ended February 29, 2010.

•

In addition to broad economic statistics and technical factors such as access to capital, corporate profits took center stage during the six-month period. Quarterly earnings reports were generally better than expected for the last two quarters of calendar-year 2009. Initially, companies performed better due to more than a year of cost cutting measures. As the fiscal six-month period progressed, real demand emerged.

•	The Chicago Board Options Exchange Volatility Index (VIX) continued its downward trend during the six-month period, as equity markets marched higher and investor confidence grew.

•

There was positive performance from almost every portion of the convertible universe during the six-month period. Nearly all of the bond-like or busted convertibles (convertible securities that trade like fixed-income investments because the market price of the common stock they convert to had fallen so low as to render the conversion feature valueless) rose in price, regardless of the companies’ operating fundamentals. Ultimately, improving credit conditions played the most significant role in the recovery of the convertible market.

•

The Fund’s domestic weightings in health care, consumer discretionary, technology, and industrials contributed positively to performance during the six-month period. Detractors from performance were holdings in telecommunications and utilities. The Fund’s convertible weightings in automotive, energy and technology had a positive impact on performance. Thematically, Fund performance benefitted from companies that experienced improved consumer demand and continued the cost cutting that led to improved quarterly earnings.

•	Despite the declining market volatilities, call option premiums were available, and the Fund was able to capture premiums during the quarter on both an index and single-stock basis.

•

International markets, as measured by the MSCI EAFE Index, rose 0.80% during the six-month period. The recovery was fueled primarily by growth throughout Asia and Australia. European markets lagged on concerns of slower growth and the high debt levels of select peripheral European countries. During the six-month period, the MSCI Pacific ex-Japan Index fell 0.30%, compared to a return of 11.50% for the MSCI Europe Index.

•

Recovery in Asia and Australia fueled a rebound in demand for commodities during the six-month period. BHP Billiton, an Australian natural resource explorer and refiner, and fertilizer producers Yara International of Norway and K&S of Germany all benefited from this demand and positively impacted Fund performance. The regional upturn also helped Commonwealth Bank and Challenger Financial Services, both of Australia, which also contributed positively to returns.

•

The Euro-zone recovery has stalled on concerns over high debt levels of some of its member nations, namely Greece and Spain, but also Ireland, Italy, and Portugal. Telecommunications company Telefonica, bank Credit Agricole, and construction company ACS Actividades – all of Spain – all were negatively impacted by such concerns and detracted from Fund performance during the six-month period. Disappointing earnings reports from Swiss pharmaceutical company Actelion and negative reaction to the proposed merger of Porsche and VW also detracted from performance during the reporting period.

2	Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.10 |

Nicholas-Applegate Global Equity & Convertible Income Fund Performance & Statistics
February 28, 2010 (unaudited)

Total Return(1):	Market Price	NAV

Six Months	13.71%	10.54%

1 Year	76.09%	57.06%

Commencement of Operations (9/28/07) to 2/28/10	(11.55)%	(6.87)%

Market Price/NAV Performance:
Commencement of Operations (9/28/07) to 2/28/10
NAV
Market Price

Market Price/NAV:

Market Price	$14.20

NAV	$15.65

Discount to NAV	(9.27)%

Market Price Yield(2)	6.34%

Investment Allocation (as a % of Common Stock)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in net asset value (“NAV”) or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund dividends and distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are traded in the open market on a stock exchange. NAV is equal to total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current quarterly per share dividend (comprised of net investment income and short-term capital gains, if any) payable to shareholders by the market price per share at February 28, 2010.

| 2.28.10 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report	3

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2010 (unaudited)

Shares		Value
COMMON STOCK—77.8%
	Australia—3.2%
	Airlines—0.3%
152,554	Qantas Airways Ltd. (b)	$359,541
	Biotechnology—0.5%
17,462	CSL Ltd. (a)	536,595
	Commercial Banks—1.0%
19,579	Commonwealth Bank of Australia	942,935
	Construction & Engineering—0.4%
14,173	Leighton Holdings Ltd.	477,477
	Diversified Financial Services—0.4%
139,994	Challenger Financial Services Group Ltd.	479,128
	Metals & Mining—0.6%
13,924	BHP Billiton Ltd.	510,225
58,602	OneSteel Ltd.	180,971
		691,196

	Austria—0.1%
	Building Products—0.0%
3,027	Wienerberger AG	51,748
	Metals & Mining—0.1%
2,316	Voestalpine AG	81,724
	Belgium—0.1%
	Chemicals—0.1%
5,374	Tessenderlo Chemie NV	160,225
	Canada—0.6%
	Communications Equipment—0.6%
9,100	Research In Motion Ltd. (b)	645,008
	China—0.2%
	Electronic Equipment, Instruments—0.1%
30,500	Kingboard Chemical Holdings Ltd.	136,445
	Independent Power Producers—0.1%
38,000	China Resources Power Holdings Co., Ltd.	75,084
	Denmark—0.1%
	Construction & Engineering—0.1%
2,000	FLSmidth & Co. AS	127,549
	Finland—0.3%
	Communications Equipment—0.1%
7,353	Nokia Oyj	99,519
	Food & Staples Retailing—0.2%
4,984	Kesko OYJ—Cl. B	180,989
	France—2.8%
	Airlines—0.1%
4,355	Air France—KLM (b)	58,196

4	Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.10 |

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2010 (unaudited)

Shares		Value
	Automobiles—0.3%
9,874	Peugeot S.A. (b)	$260,934
1,838	Renault S.A. (b)	75,666
		336,600
	Commercial Banks—0.5%
4,922	BNP Paribas	356,394
12,598	Credit Agricole S.A.	187,465
		543,859
	Diversified Telecommunication—1.0%
47,233	France Telecom S.A. (a)	1,107,427
	Electrical Equipment—0.3%
4,912	Alstom S.A.	314,941
	Household Durables—0.1%
2,043	SEB S.A.	131,661
	Metals & Mining—0.1%
3,088	ArcelorMittal	118,100
	Oil, Gas & Consumable Fuels—0.4%
8,490	Total S.A.	474,144
	Germany—2.0%
	Airlines—0.3%
23,665	Deutsche Lufthansa AG	353,952
	Automobiles—0.9%
17,212	Daimler AG (a)	719,617
3,950	Porsche Automobile Holding SE	198,650
		918,267
	Chemicals—0.5%
7,688	K+S AG	468,049
	Industrial Conglomerates—0.2%
2,992	Siemens AG	257,121
	Metals & Mining—0.1%
1,548	Salzgitter AG	136,812
	Multi-Utilities—0.0%
568	RWE AG	48,211
	Greece—0.1%
	Commercial Banks—0.1%
4,039	National Bank of Greece S.A. (b)	76,306
	Hong Kong—2.2%
	Airlines—0.3%
197,000	Cathay Pacific Airways Ltd. (b)	365,962
	Diversified Financial Services—0.1%
8,000	Hong Kong Exchanges & Clearing Ltd.	133,892
	Electric Utilities—0.2%
59,000	Cheung Kong Infrastructure Holdings Ltd.	221,931
	Industrial Conglomerates—0.2%
7,200	Jardine Matheson Holdings Ltd.	196,919

| 2.28.10 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report	5

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2010 (unaudited)

Shares		Value
	Marine—0.1%
10,500	Orient Overseas International Ltd.	$76,931
	Paper & Forest Products—0.1%
112,000	Lee & Man Paper Manufacturing Ltd.	74,392
	Real Estate Management & Development—1.0%
41,000	Hang Lung Group Ltd.	204,760
118,000	New World Development Ltd.	215,484
56,000	Swire Pacific Ltd.—Cl. A	625,909
		1,046,153
	Semiconductors & Semiconductor Equipment—0.1%
16,500	ASM Pacific Technology Ltd.	156,222
	Specialty Retail—0.1%
19,981	Esprit Holdings Ltd.	142,750
	Ireland—0.0%
	Banks—0.0%
20,740	Anglo Irish Bank Corp. PLC (b) (c)	283
	Insurance—0.0%
9,738	Irish Life & Permanent PLC (b)	36,652
	Italy—0.7%
	Electric Utilities—0.3%
54,358	Enel SpA	295,588
	Household Durables—0.2%
14,735	Indesit Co. SpA (b)	173,928
	Oil, Gas & Consumable Fuels—0.2%
13,395	ENI SpA	302,989
	Japan—5.6%
	Auto Components—0.1%
5,800	Tokai Rika Co., Ltd.	104,207
	Commercial Banks—0.3%
169,000	Hokuhoku Financial Group, Inc.	355,487
	Computers & Peripherals—0.1%
13,000	Toshiba Corp. (b)	65,013
	Consumer Finance—0.1%
490	ORIX Corp.	37,538
13,600	Promise Co., Ltd. (b)	104,192
		141,730
	Diversified Telecommunication—0.1%
2,100	Nippon Telegraph & Telephone Corp.	91,559
	Electronic Equipment, Instruments—0.4%
3,500	FUJIFILM Holdings Corp.	110,876
5,500	Mitsumi Electric Co., Ltd.	104,549
23,000	Nippon Chemi-Con Corp. (b)	76,597
14,000	Star Micronics Co., Ltd.	138,191
		430,213

6	Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.10 |

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2010 (unaudited)

Shares		Value
	Health Care Equipment & Supplies—0.2%
7,000	Olympus Corp.	$215,442
	Household Durables—0.4%
13,300	Sony Corp.	452,787
	Leisure Equipment & Products—0.4%
5,000	Nikon Corp.	109,590
7,900	Sankyo Co., Ltd.	380,979
		490,569
	Machinery—0.2%
5,000	Glory Ltd.	112,474
4,700	Shima Seiki Manufacturing Ltd.	91,156
		203,630
	Marine—0.5%
71,000	Mitsui OSK Lines Ltd.	457,173
32,000	Nippon Yusen KK	115,780
		572,953
	Metals & Mining—0.4%
4,300	JFE Holdings, Inc.	159,554
43,000	Nippon Steel Corp.	160,269
56,000	Sumitomo Metal Industries Ltd.	153,989
		473,812
	Pharmaceuticals—0.2%
6,000	Chugai Pharmaceutical Co., Ltd.	115,600
3,300	Daiichi Sankyo Co., Ltd.	66,736
		182,336
	Real Estate Management & Development—0.1%
2,000	Daito Trust Construction Co., Ltd.	97,744
	Road & Rail—0.1%
1,700	East Japan Railway Co.	117,038
	Software—0.1%
300	Nintendo Co., Ltd.	81,691
	Specialty Retail—0.0%
3,000	Aoyama Trading Co., Ltd.	49,044
	Tobacco—0.1%
16	Japan Tobacco, Inc.	58,104
	Trading Companies & Distribution—1.6%
54,000	ITOCHU Corp.	434,365
70,000	Marubeni Corp.	417,575
26,000	Mitsui & Co., Ltd.	402,875
36,900	Sumitomo Corp.	401,051
		1,655,866
	Wireless Telecommunication Services—0.2%
50	KDDI Corp.	266,407
	Netherlands—0.1%
	Diversified Financial Services—0.1%
14,541	ING Groep NV	129,908

| 2.28.10 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report	7

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2010 (unaudited)

Shares		Value

	New Zealand—0.1%
	Construction Materials—0.1%
27,259	Fletcher Building Ltd.	$150,648

	Norway—0.5%
	Chemicals—0.4%
10,500	Yara International ASA	432,450

	Energy Equipment & Services—0.1%
3,400	TGS Nopec Geophysical Co. ASA (b)	65,137

	Singapore—1.1%
	Airlines—0.4%
40,000	Singapore Airlines Ltd.	423,154

	Commercial Banks—0.2%
36,000	Oversea-Chinese Banking Corp.	217,156

	Distributors—0.3%
17,000	Jardine Cycle & Carriage Ltd.	293,327

	Electronic Equipment, Instruments—0.1%
26,000	Venture Corp. Ltd.	155,984

	Real Estate Management & Development—0.1%
71,000	Wing Tai Holdings Ltd.	84,839

	Transportation Infrastructure—0.0%
29,200	Singapore Airport Terminal Services Ltd.	54,211

	Spain—1.4%
	Construction & Engineering—0.4%
9,221	ACS Actividades de Construccion y Servicios S.A.	410,426
2,822	Sacyr Vallehermoso S.A. (b)	22,968

		433,394

	Diversified Telecommunication—1.0%
45,274	Telefonica S.A.	1,064,074

	Sweden—1.4%
	Commercial Banks—0.2%
19,000	Nordea Bank AB	185,836
4,200	Swedbank AB (b)	40,161

		225,997

	Household Durables—0.1%
5,400	Electrolux AB (b)	115,209

	Machinery—0.4%
20,200	Sandvik AB	218,130
16,000	Trelleborg AB—Cl. B (b)	103,426
14,200	Volvo AB—Cl. B	120,571

		442,127

	Specialty Retail—0.7%
13,200	Hennes & Mauritz AB—Cl. B	802,750

	Switzerland—1.3%
	Biotechnology—0.3%
5,878	Actelion Ltd. (b)	299,730

8	Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.10 |

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2010 (unaudited)

Shares		Value

	Capital Markets—0.1%
2,773	Credit Suisse Group AG	$123,623

	Insurance—0.7%
3,450	Zurich Financial Services AG (a)	833,317

	Textiles, Apparel & Luxury Goods—0.2%
656	Swatch Group AG	182,716

	United Kingdom—6.9%
	Aerospace & Defense—0.1%
11,929	BAE Systems PLC	68,028

	Capital Markets—0.1%
17,856	3i Group PLC	71,593

	Commercial Banks—0.5%
50,729	Barclays PLC	242,046
18,343	Lloyds TSB Group PLC (b)	14,661
51,937	Royal Bank of Scotland Group PLC (b)	29,778
9,470	Standard Chartered PLC	225,354
		511,839

	Commercial Services & Supplies—0.2%
13,579	Aggreko PLC	201,561

	Food & Staples Retailing—0.4%
92,742	WM Morrison Supermarkets PLC (a)	421,305

	Industrial Conglomerates—0.1%
4,961	Cookson Group PLC (b)	34,731
4,730	Smiths Group PLC	74,837
		109,568

	Insurance—0.5%
253,484	Old Mutual PLC (b)	437,854
45,432	Standard Life PLC	135,154

		573,008

	Machinery—0.2%
17,900	Charter International PLC	181,173

	Metals & Mining—1.5%
6,416	Anglo American PLC (b)	233,497
36,554	BHP Billiton PLC (a)	1,120,375
5,372	Rio Tinto PLC	276,976
4,527	Xstrata PLC (b)	71,045
		1,701,893

	Multiline Retail—0.6%
26,858	Marks & Spencer Group PLC	135,040
21,928	Next PLC	626,165

		761,205

	Oil, Gas & Consumable Fuels—1.7%
16,993	BG Group PLC	296,543
	Royal Dutch Shell PLC,
16,201	Class A	441,706
45,399	Class B (a)	1,187,362

		1,925,611

| 2.28.10 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report	9

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2010 (unaudited)

Shares		Value

	Professional Services—0.1%
14,108	Michael Page International PLC	$79,684

	Specialty Retail—0.1%
72,326	Galiform PLC (b)	89,884
16,621	Game Group PLC	20,793

		110,677

	Tobacco—0.5%
14,650	British American Tobacco PLC (a)	497,326

	Wireless Telecommunication Services—0.3%
165,068	Vodafone Group PLC	356,126

	United States—47.0%
	Aerospace & Defense—1.9%
10,300	L-3 Communications Holdings, Inc.	941,626
16,850	United Technologies Corp.	1,156,753

		2,098,379

	Auto Components—0.9%
31,200	Johnson Controls, Inc.	970,320

	Automobiles—1.3%
122,100	Ford Motor Co. (a) (b)	1,433,454

	Beverages—2.0%
20,100	Coca-Cola Co.	1,059,672
15,600	Molson Coors Brewing Co.—Cl. B	629,928
7,600	PepsiCo, Inc.	474,772

		2,164,372

	Biotechnology—1.0%
22,800	Gilead Sciences, Inc. (b)	1,085,508

	Capital Markets—1.0%
31,248	Lazard Ltd.—Cl. A	1,122,741

	Chemicals—0.4%
14,868	Celanese Corp.—Cl. A	463,733

	Communications Equipment—3.4%
5,266	Aviat Networks, Inc. (b)	32,386
44,800	Cisco Systems, Inc. (b)	1,089,983
5,984	EchoStar Corp.—Cl. A (b)	120,518
21,200	Harris Corp.	958,664
34,200	Juniper Networks, Inc. (b)	956,916
17,000	Qualcomm, Inc.	623,730

		3,782,197

	Computers & Peripherals—3.0%
7,000	Apple, Inc. (b)	1,432,340
51,700	EMC Corp. (b)	904,233
7,500	International Business Machines Corp.	953,700

		3,290,273

	Diversified Financial Services—1.0%
24,837	JP Morgan Chase & Co.	1,042,409

10	Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.10 |

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2010 (unaudited)

Shares		Value

	Diversified Telecommunication Services—0.7%
28,200	Verizon Communications, Inc.	$815,826

	Electric Utilities—1.0%
13,855	Entergy Corp.	1,052,564

	Electronic Equipment, Instruments & Components—0.5%
14,000	Amphenol Corp.—Cl. A	583,100

	Energy Equipment & Services—2.4%
9,700	Diamond Offshore Drilling, Inc.	847,004
11,600	National Oilwell Varco, Inc.	504,252
21,700	Schlumberger Ltd.	1,325,870

		2,677,126

	Food Products—0.5%
20,500	Archer-Daniels-Midland Co.	601,880

	Health Care Equipment & Supplies—2.0%
15,600	Baxter International, Inc.	888,108
3,680	Intuitive Surgical, Inc. (b)	1,277,475

		2,165,583

	Health Care Providers & Services—2.7%
23,000	CIGNA Corp.	787,980
21,900	McKesson Corp.	1,295,385
14,600	Medco Health Solutions, Inc. (b)	923,304

		3,006,669

	Hotels, Restaurants & Leisure—0.9%
15,000	McDonald’s Corp.	957,750

	Household Products—1.0%
16,500	Procter & Gamble Co.	1,044,120

	Independent Power Producers & Energy Traders—1.2%
12,500	Constellation Energy Group, Inc.	438,375
38,461	NRG Energy, Inc. (b)	839,988

		1,278,363

	Industrial Conglomerates—1.3%
62,026	General Electric Co.	996,138
20,200	Textron, Inc.	402,384

		1,398,522

	Insurance—2.0%
46,000	Genworth Financial, Inc.—Cl. A (b)	733,241
11,760	MetLife, Inc.	427,946
12,700	Prudential Financial, Inc.	665,607
19,230	XL Capital Ltd.—Cl. A	351,332

		2,178,126

	Internet Software & Services—1.0%
2,000	Google, Inc.—Cl. A (b)	1,053,600

	Machinery—2.2%
18,700	AGCO Corp. (b)	640,475
14,200	Deere & Co.	813,660
18,600	Joy Global, Inc.	944,880

		2,399,015

| 2.28.10 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report	11

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2010 (unaudited)

Shares				Value
		Media—0.5%
29,919		DISH Network Corp.—Cl. A		$597,482
		Metals & Mining—1.2%
17,550		Freeport-McMoRan Copper & Gold, Inc.		1,319,058
		Multiline Retail—0.9%
19,500		Target Corp.		1,004,640
		Oil, Gas & Consumable Fuels—1.7%
5,500		Occidental Petroleum Corp.		439,175
23,900		Peabody Energy Corp.		1,098,683
18,800		Valero Energy Corp.		329,376
				1,867,234
		Pharmaceuticals—3.5%
16,000		Abbott Laboratories		868,480
43,300		Bristol-Myers Squibb Co.		1,061,283
18,224		Johnson & Johnson		1,148,111
21,200		Merck & Co., Inc.		781,856
				3,859,730
		Semiconductors & Semiconductor Equipment—1.7%
48,000		Intel Corp.		985,440
33,900		Texas Instruments, Inc.		826,482
				1,811,922
		Software—2.2%
35,700		Microsoft Corp.		1,023,162
55,200		Oracle Corp. (a)		1,360,680
				2,383,842

		Total Common Stock (cost—$130,188,161)		85,328,919

CONVERTIBLE PREFERRED STOCK—14.3%

Shares (000)			Credit Rating (Moody’s/S&P)
		Automobiles—0.4%
60		General Motors Corp., 6.25%, 7/15/33, Ser. C (b)	WR/NR	403,800
		Capital Markets—0.2%
		Lehman Brothers Holdings, Inc. (c) (d) (e),
42		6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	135,833
9		28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	126,771
				262,604
		Commercial Banks—0.4%
2		Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (k)	Ba1/BB	226,134
—	(j)	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (k)	Ba1/A-	238,250
				464,384
		Commercial Services & Supplies—0.9%
6		Avery Dennison Corp., 7.875%, 11/15/20	NR/BB+	225,600
29		United Rentals, Inc., 6.50%, 8/1/28	Caa2/CCC	812,000
				1,037,600

12	Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.10 |

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2010 (unaudited)

Shares (000)			Credit Rating (Moody’s/S&P)	Value
		Consumer Finance—0.5%
1		SLM Corp., 7.25%, 12/15/10	Ba3/BB-	$538,623
		Diversified Financial Services—2.0%
		Bank of America Corp.,
1		7.25%, 1/30/13, Ser. L (k)	Ba3/BB	794,063
7		10.00%, 2/24/11, Ser. SLB (Schlumberger Ltd.) (e)	A2/A	440,423
5		Citigroup, Inc., 7.50%, 12/15/12	NR/NR	488,033
		JP Morgan Chase & Co.,
26		10.00%, 1/20/11, Ser. SYMC (Symantec Corp.) (e)	Aa3/A+	446,807
				2,169,326
		Food Products—0.8%
10		Bunge Ltd., 4.875%, 12/1/11 (k)	Ba1/BB	868,750
		Household Durables—1.2%
1		Stanley Works, 5.125%, 5/17/12, VRN	A3/BBB+	1,356,600
		Insurance—0.8%
5		Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	456,274
14		XL Capital Ltd., 10.75%, 8/15/11	Baa2/BBB-	379,216
				835,490
		Metals & Mining—1.4%
		Vale Capital Ltd., 5.50%, 6/15/10,
29		Ser. RIO (Compania Vale do Rio Doce) (e)	NR/NR	1,494,999
		Multi-Utilities—1.3%
30		AES Trust III, 6.75%, 10/15/29	B3/B	1,384,200
		Oil, Gas & Consumable Fuels—1.0%
5		ATP Oil & Gas Corp., 8.00%, 10/1/14 (g) (h) (k)	NR/NR	499,375
7		Chesapeake Energy Corp., 5.00%, 11/15/10 (k)	NR/B	599,650
				1,099,025
		Pharmaceuticals—1.5%
5		Merck & Co., Inc., 6.00%, 8/13/10	A2/A-	1,197,000
—	(j)	Mylan, Inc., 6.50%, 11/15/10	NR/B	483,064
				1,680,064
		Real Estate Investment Trust—0.7%
60		FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (b)	Caa3/C	780,000
		Wireless Telecommunication Services—1.2%
23		Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	1,315,234

		Total Convertible Preferred Stock (cost—$22,080,740)		15,690,699

CONVERTIBLE BONDS & NOTES—6.3%

Principal Amount (000)
		Auto Components—0.4%
$325		BorgWarner, Inc., 3.50%, 4/15/12	NR/BBB	422,906
		Commercial Services & Supplies—0.6%
650		Bowne & Co., Inc., 6.00%, 10/1/33 (f)	B3/CCC+	644,313

| 2.28.10 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report	13

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2010 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Computers & Peripherals—1.3%
$1,400	Maxtor Corp., 6.80%, 4/30/10	Ba3/NR	$1,417,500
	Electrical Equipment—0.9%
400	EnerSys, 3.375%, 6/1/38 (f)	B2/BB	363,000
785	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	644,681
			1,007,681
	Energy Equipment & Services—0.3%
375	Hornbeck Offshore Services, Inc., 1.625%, 11/15/26 (f)	NR/BB-	306,113
	Internet Software & Services—0.2%
275	VeriSign, Inc., 3.25%, 8/15/37	NR/NR	244,750
	IT Services—0.5%
650	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	604,500
	Multi-Utilities—1.1%
425	PG&E Corp., 9.50%, 6/30/10	NR/NR	1,180,438
	Pharmaceuticals—0.5%
450	Biovail Corp., 5.375%, 8/1/14 (g) (h)	NR/NR	539,438
	Semiconductors & Semiconductor Equipment—0.5%
600	Micron Technology, Inc., 1.875%, 6/1/14	NR/B-	538,500

	Total Convertible Bonds & Notes (cost—$7,554,203)		6,906,139

CORPORATE BONDS & NOTES—0.5%
	Banks—0.5%
	GMAC, Inc.,
260	7.50%, 12/31/13	B3/B	257,400
312	8.00%, 12/31/18	B3/CCC+	291,720

	Total Corporate Bonds & Notes (cost—$820,073)		549,120

SHORT-TERM INVESTMENT—1.0%
	Time Deposit—1.0%
1,071	Wells Fargo—Grand Cayman, 0.03%, 3/1/10
	(cost—$1,071,140)		1,071,140
	Total Investments, before call options written
	(cost—$161,714,317)—99.9%		109,546,017

14	Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.10 |

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2010 (unaudited)

Contracts		Value
CALL OPTIONS WRITTEN (b)—(0.0)%
2,400	DAX Index, OTC, strike price €6,005, expires 3/19/10	$(1,747)
18,200	Dow Jones € Stoxx 50 Price Index, OTC, strike price €2,925, expires 3/19/10	(7,753)
85,500	Ford Motor Co., strike price $12, expires 3/19/10	(20,520)
40,100	NIKKEI 225 Index, OTC, strike price ¥10,900, expires 3/12/10	(3,745)
127,500	OMX Stockholm 30 Index, OTC, strike price SEK 1,003, expires 3/19/10	(2,525)
38,500	Oracle Corp., strike price $26, expires 3/19/10	(5,390)

	Total Call Options Written (premiums received—$88,239)	(41,680)

	Total Investments, net of call options written
	(cost—$161,626,078) (i)—99.9%	109,504,337

	Other assets less other liabilities—0.1%	128,600

	Net Assets—100.0%	$109,632,937

Notes to Schedule of Investments:
(a)	All or partial amount segregated as collateral for call options written.
(b)	Non-income producing.
(c)	Fair-valued. Securities with an aggregate value of $262,887, representing 0.24% of net assets.
See Note 1 (b) in Notes to Financial Statements.
(d)	In default.
(e)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(f)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(g)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(h)	Private Placement. Restricted as to resale and may not have a readily available market.
Securities with an aggregate market value of $1,038,813, representing 0.95% of net assets.
(i)

Securities with an aggregate value of $33,174,090, representing 30.26% of net assets, have been valued utilizing modeling tools provided by a third party vendor, as described in Note 1 (a) in the Notes to Financial Statements.

(j)	Less than 500 shares.
(k)	Perpetual maturity. Maturity date shown is the first call date.

Glossary:
€ — Euros
¥ — Japanese Yen
NR — Not Rated
OTC — Over-the-counter
SEK — Swedish Krona
VRN —

Variable Rate Note. Instruments whose interest rate change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 28, 2010.

WR — Withdrawn Rating

Nicholas-Applegate Global Equity & Convertible Income Fund
See accompanying Notes to Financial Statements | 2.28.10 | Semi-Annual Report	15

Nicholas-Applegate Global Equity & Convertible Income Fund	Statement of Assets
February 28, 2010 (unaudited)	and Liabilities

Assets:
Investments, at value (cost—$161,714,317)	$109,546,017
Foreign currency (cost—$101)	99
Receivable for investments sold	483,275
Dividend and interest receivable	340,563
Prepaid expenses	1,390
Total Assets	110,371,344

Liabilities:
Payable for investments purchased	483,304
Investment management fees payable	82,970
Call options written, at value (premiums received—$88,239)	41,680
Accrued expenses	130,453
Total Liabilities	738,407
Net Assets	$109,632,937

Composition of Net Assets
Common Stock:
Par value ($0.00001 per share applicable to 7,004,189 shares issued and outstanding)	$70
Paid-in-capital in excess of par	163,046,085
Dividends in excess of net investment income	(1,277,486)
Accumulated net realized loss	(11,862)
Net unrealized depreciation of investments, call options written and foreign currency transactions	(52,123,870)
Net Assets	$109,632,937
Net Asset Value Per Share	$15.65

Nicholas-Applegate Global Equity & Convertible Income Fund
16	Semi-Annual Report | 2.28.10 | See accompanying Notes to Financial Statements

Nicholas-Applegate Global Equity & Convertible Income Fund Statement of Operations
Six Months ended February 28, 2010 (unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $22,745)	$1,221,524
Interest	220,838
Other income	94,160
Total Investment Income	1,536,522

Expenses:
Investment management fees	541,957
Custodian and accounting agent fees	55,016
Audit and tax services	34,770
Shareholder communications	34,752
Transfer agent fees	14,408
Legal fees	13,902
New York Stock Exchange listing fees	8,556
Trustees’ fees and expenses	5,068
Miscellaneous	3,332
Total expenses	711,761
Net Investment Income	824,761

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,953,821
Call options written	682,303
Foreign currency transactions	3,430
Net change in unrealized appreciation/depreciation of:
Investments	7,204,211
Call options written	117,438
Foreign currency transactions	(2,494)
Net realized and change in unrealized gain on investments, call options written and foreign currency transactions	9,958,709
Net Increase in Net Assets Resulting from Investment Operations	$10,783,470

Nicholas-Applegate Global Equity & Convertible Income Fund
See accompanying Notes to Financial Statements | 2.28.10 | Semi-Annual Report	17

Nicholas-Applegate Global Equity & Convertible Income Fund	Statement of Changes in Net Assets

	Six Months ended February 28, 2010 (unaudited)	Year ended August 31, 2009
Investment Operations:
Net investment income	$824,761	$3,129,043
Net realized gain on investments, call options written and foreign currency transactions	2,639,554	518,764
Net change in unrealized appreciation/depreciation of investments, call options written and foreign currency transactions	7,319,155	(21,046,022)
Net increase (decrease) in net assets resulting from investment operations	10,783,470	(17,398,215)

Dividends and Distributions to Shareholders from:
Net investment income	(1,888,435)	(3,854,964)
Net realized gains	(2,314,078)	(3,826,551)
Return of Capital	—	(3,808,857)
Total dividends and distributions to shareholders	(4,202,513)	(11,490,372)
Total increase (decrease) in net assets	6,580,957	(28,888,587)

Net Assets:
Beginning of period	103,051,980	131,940,567
End of period (including dividends in excess of net investment income of $(1,277,486) and $(213,812), respectively)	$109,632,937	$103,051,980

Nicholas-Applegate Global Equity & Convertible Income Fund
18	Semi-Annual Report | 2.28.10 | See accompanying Notes to Financial Statements

Nicholas-Applegate Global Equity & Convertible Income Fund	Notes to Financial Statements
February 28, 2010 (unaudited)

1. Organization and Significant Accounting Policies
Nicholas-Applegate Global Equity & Convertible Income Fund, (the “Fund”), was organized as a Massachusetts business trust on May 3, 2007. Prior to commencing operations on September 28, 2007, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940 and the rules and regulations there under, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Fund’s investment manager and is an indirect wholly-owned subsidiary Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Fund has an unlimited amount of $0.00001 par value per share of common stock authorized.

The Fund’s investment objective is to seek total return comprised of capital appreciation, current income and gains. Under normal market conditions the Fund pursues its investment objective by investing in a diversified, global portfolio of equity securities and income-producing convertible securities. The Fund also employ a strategy of writing (selling) call options on stocks held as well as on equity indexes in an attempt to generate gains from option premiums. There can be no assurance that the Fund will meet its stated objective.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Funds’ financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

The following is a summary of significant accounting policies consistently followed by the Fund:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

| 2.28.10 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report	19

Nicholas-Applegate Global Equity & Convertible Income Fund	Notes to Financial Statements
February 28, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the financial statements. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. With respect to certain foreign securities, the Fund may fair-value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(b) Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access.

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges.

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the six months ended February 28, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for international equities given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20	Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.10 |

Nicholas-Applegate Global Equity & Convertible Income Fund	Notes to Financial
February 28, 2010 (unaudited)	Statements

1. Organization and Significant Accounting Policies (continued)

A summary of the inputs used as of February 28, 2010, in valuing the Fund’s assets and liabilities were:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 2/28/2010

Investments in Securities – Assets
Common Stock:
Australia	—	$3,486,872	—	$3,486,872
Austria	—	133,472	—	133,472
Belgium	—	160,225	—	160,225
China	—	211,529	—	211,529
Denmark	—	127,549	—	127,549
Finland	—	280,508	—	280,508
France	—	3,084,928	—	3,084,928
Germany	—	2,182,412	—	2,182,412
Greece	—	76,306	—	76,306
Honk Kong	—	2,415,152	—	2,415,152
Ireland	—	36,652	$283	36,935
Italy	—	772,505	—	772,505
Japan	—	6,105,632	—	6,105,632
Netherlands	—	129,908	—	129,908
New Zealand	—	150,648	—	150,648
Norway	—	497,587	—	497,587
Singapore	—	1,228,671	—	1,228,671
Spain	—	1,497,468	—	1,497,468
Sweden	—	1,586,083	—	1,586,083
Switzerland	—	1,439,386	—	1,439,386
United Kingdom	—	7,570,597	—	7,570,597
All other	$52,154,546	—	—	52,154,546
Convertible Preferred Stock:
Capital Markets	—	—	262,604	262,604
Commercial Services & Supplies	225,600	812,000	—	1,037,600
Consumer Finance	—	538,623	—	538,623
Diversified Financial Services	1,282,096	887,230	—	2,169,326
Oil, Gas & Consumable Fuels	599,650	499,375	—	1,099,025
Pharmaceuticals	483,064	1,197,000	—	1,680,064
All other	8,903,457	—	—	8,903,457
Convertible Bonds & Notes	—	6,906,139	—	6,906,139
Corporate Bonds & Notes	—	549,120	—	549,120
Short-Term Investment	—	1,071,140	—	1,071,140

Total Investments in Securities – Assets	$63,648,413	$45,634,717	$262,887	$109,546,017

Investments in Securities – Liabilities
Call Options Written	$(25,910)	$(15,770)	—	$(41,680)

Total Investments	$63,622,503	$45,618,947	$262,887	$109,504,337

| 2.28.10 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report	21

Nicholas-Applegate Global Equity & Convertible Income Fund	Notes to Financial
February 28, 2010 (unaudited)	Statements

1. Organization and Significant Accounting Policies (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at February 28, 2010, were as follows:

	Beginning Balance 8/31/2009	Total Change in Unrealized Gain (Loss)	Ending Balance 2/28/2010

Investments in Securities – Assets
Common Stock:
Ireland	$298	$(15)	$283
Convertible Preferred Stock:
Capital Markets	262,604	—	262,604

Total Investments	$262,902	$(15)	$262,887

The net change in unrealized appreciation/depreciation of investments and other financial instruments, which the Fund held at February 28, 2010, was $15. Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statement of Operations.

In January 2010, the Financial Accounting Standards Board released ASU 2010-06. “Improving Disclosures About Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. At this time, Fund Management is in the process of reviewing ASU 2010-06 to determine future applicability.

(c) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discount and amortization of premium, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Conversion premium is not amortized. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and may be subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer. Payments received on synthetic convertible securities are generally included in dividends.

(d) Federal Income Taxes
The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. The Fund may be subject to excise tax based on the extent of distributions to shareholders,

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Fund’s management has determined that its evaluation has resulted in no material impact on the Fund’s financial statements at February 28, 2010. The Fund’s federal tax returns since inception remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions
The Fund declares quarterly dividends and distributions from net investment income and gains from option premiums and the sale of portfolio securities. The Fund records dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

22	Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.10 |

Nicholas-Applegate Global Equity & Convertible Income Fund	Notes to Financial
February 28, 2010 (unaudited)	Statements

1. Organization and Significant Accounting Policies (continued)

(f) Foreign Currency Translations
The Fund’s accounting records are maintained in U.S dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate of the respective currency at the spot rate at 11am Eastern Time against the US dollar, as provided by an approved pricing service; and (2) purchase and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized gain (loss) on investments. However, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

(g) Convertible Securities
It is the Fund’s policy to invest a portion of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund’s investments in convertible securities include features which render them more sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Fund is exposed to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock.

2. Principal Risks
In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (credit/counterparty risk). The Fund is exposed to various risks such as, but not limited to, interest rate, foreign currency, market price and credit/counterparty risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including economic changes, changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

The market values of equity securities, such as common and preferred stocks, or equity-related investments, such as options and convertibles, may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities.

| 2.28.10 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report	23

Nicholas-Applegate Global Equity & Convertible Income Fund	Notes to Financial
February 28, 2010 (unaudited)	Statements

2. Principal Risks (continued)

The Fund is exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Fund seeks to minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on reorganized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund is exposed to counterparty risk, or the risk that an institution or other entity which the Fund has unsettled or open transactions will default. The potential loss to the Fund could exceed the value of the financial assets recorded in the Fund’s financial statements. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. Nicholas-Applegate Capital Management LLC (“NACM” or the “Sub-Adviser), as the Fund’s sub-adviser, seeks to minimize the Fund’s counterparty risks by performing reviews of each counterparty. Delivery of securities sold is only made once the Fund has received payment. Payment is made on the purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

During the six months ended February 28, 2010, the Fund held synthetic convertible securities with Lehman Brothers, Inc. as the counterparty. On September 15, 2008, Lehman Brothers Holdings, Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. The value of the relevant securities have been written down to their estimated recoverable values.

3. Financial Derivative Instruments
Disclosure about derivative instruments and hedging activities requires qualitative disclosures regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivative instruments, and disclosure about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Although the Fund may sometimes use derivatives for hedging purposes, the Fund reflects derivatives at fair value and recognizes changes in fair value through the Fund’s Statement of Operations, and such derivatives do not qualify for hedge accounting treatment. Derivative contract amounts and values as of February 28, 2010, which are disclosed in the accompanying Notes to Financial Statements, are indicative of the volume of the Fund’s derivative activities over the reporting period.

Option Transactions
The Fund purchases and writes (sells) put and call options on securities for hedging purposes, risk management purposes or otherwise as part of its investment strategies. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premiums and changes in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently marked to market to reflect the market value of the option written. These liabilities are reflected as options written in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing a security at a price different from its current market value.

24	Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.10 |

Nicholas-Applegate Global Equity & Convertible Income Fund	Notes to Financial
February 28, 2010 (unaudited)	Statements

3. Financial Derivative Instruments (continued)

Fair Value of Derivative Instruments as of February 28, 2010:
The following is a summary of the fair valuations of the derivative instruments categorized by risk exposure:

The effect of derivative instruments on the Fund’s Statement of Assets and Liabilities at February 28, 2010:

Location	Market Price

Liability derivatives
Call options written, at value	$ (41,680)

The effect of derivative instruments on the Fund’s Statement of Operations for the six months ended February 28, 2010:

Location	Market Price

Realized gain (loss) on:
Call options written	$682,303

Net change in unrealized appreciation/depreciation of:
Call options written	$117,438

4. Investment Manager/Sub-Adviser
The Fund has an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Fund pays the Investment Manager an annual fee, payable monthly, at the annual rate of 1.00% of the Fund’s average daily total managed assets. Total managed assets refer to the total assets of the Fund (including assets attributable to borrowings) minus accrued liabilities (other than liabilities representing borrowings). The Investment Manager has retained its affiliate NACM as Sub-Adviser to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all of the Fund’s investment decisions. The Investment Manager, and not the Fund, pays the Sub-Adviser a monthly fee.

5. Investment in Securities
For the six months ended February 28, 2010, purchases and sales of investments, other than short-term securities and U.S. government obligations were $34,868,111 and $37,630,676, respectively.

(a) Transactions in call options written for the six months ended February 28, 2010:

	Contracts	Premiums

Options outstanding, August 31, 2009	92,365	$328,562
Options written	1,248,020	1,242,224
Options terminated in closing purchase transactions	(275,265)	(241,787)
Options expired	(752,920)	(1,240,760)

Options outstanding, February 28, 2010	312,200	$88,239

6. Income Tax Information
The cost basis of portfolio securities of $161,714,317 is substantially the same for both federal income tax and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $3,548,059; aggregated gross unrealized depreciation for securities in which there is an excess tax cost over value is $55,716,359; net unrealized depreciation for federal income tax purposes is $52,168,300.

| 2.28.10 | Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report	25

Nicholas-Applegate Global Equity & Convertible Income Fund	Notes to Financial
February 28, 2010 (unaudited)	Statements

7. Legal Proceedings
In June and September 2004, the Investment Manager, and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commissions and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlement related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment

Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing”, which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund.

8. Subsequent Events
On March 12, 2010, a quarterly distribution of $0.30 per share was declared to shareholders, payable March 30, 2010 to shareholders of record on March 22, 2010.

26	Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.10 |

Nicholas-Applegate Global Equity & Convertible Income Fund Financial Highlights
For a share outstanding throughout each period:

	Six Months ended February 28, 2010 (unaudited)		Year ended August 31, 2009	For the period September 28, 2007* through August 31, 2008
Net asset value, beginning of period	$14.71		$18.84	$23.88	**
Investment Operations:
Net investment income	0.12		0.44	0.65
Net realized and unrealized gain (loss) on investments,
call options written and foreign currency transactions	1.42		(2.93)	(3.72)
Total from investment operations	1.54		(2.49)	(3.07)
Dividends and Distributions to Shareholders from:
Net investment income	(0.27)		(0.55)	(0.60)
Net realized gains	(0.33)		(0.55)	(1.32)
Return of capital	—		(0.54)	—
Total dividends and distributions to shareholders	(0.60)		(1.64)	(1.92)
Capital Share Transactions:
Offering costs charged to paid-in capital in excess
of par	—		—	(0.05)
Net asset value, end of period	$15.65		$14.71	$18.84
Market price, end of period	$14.20		$12.99	$18.10
Total Investment Return (1)	13.71%		(17.63)%	(20.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$109,633		$103,052	$131,941
Ratio of expenses to average net assets	1.31	%(2)	1.39%	1.23	%(2)
Ratio of net investment income to average net assets	1.52	%(2)	3.45%	3.31	%(2)
Portfolio turnover	33%		26%	105%

*	Commencement of operations.
**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return of a period of less than one year is not annualized.

(2)	Annualized.

Nicholas-Applegate Global Equity & Convertible Income Fund
See accompanying Notes to Financial Statements | 2.28.10 | Semi-Annual Report	27

Nicholas-Applegate Global Equity & Convertible Income Fund	Annual Shareholder Meeting Results/Changes in Board of Trustees/Proxy Voting Policies & Procedures (unaudited)

Annual Shareholder Meeting Results:
The Fund held its annual meeting of shareholders on December 16, 2009. Shareholders voted as indicated below:

	Affirmative	Withheld Authority
Re-election of Paul Belica — Class II to serve until 2012	6,215,021	139,136
Re-election of John C. Maney* — Class II to serve until 2012	6,231,186	122,971

Messrs. Hans W. Kertess, James A. Jacobson**, William B. Ogden, IV and R. Peter Sullivan, III, continue to serve as Trustees.

*	John C. Maney is an interested Trustee of the Fund.
**	James A. Jacobson joined the Board of Trustees on December 14, 2009.

Mr. Robert E. Connor served as a Trustee of the Fund until his death on April 8, 2010.

Changes in Board of Trustees:
On September 10, 2009, Diana L. Taylor resigned as Trustee of the Fund.
On December 14, 2009, James A. Jacobson joined the Board of Trustees.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the period ended June 30, is available (i) without charge, upon request, by calling the Fund’s shareholder servicing agent at (800) 254-5197; (ii) on the Fund’s website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28	Nicholas-Applegate Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.10 |

Trustees	Fund Officers
Hans W. Kertess	Brian S. Shlissel
Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
James A. Jacobson	Treasurer, Principal Financial & Accounting Officer
John C. Maney	Thomas J. Fuccillo
William B. Ogden, IV	Vice President, Secretary & Chief Legal Officer
R. Peter Sullivan III	Scott Whisten
Assistant Treasurer
Richard J. Cochran
Assistant Treasurer
Youse E. Guia
Chief Compliance Officer
Kathleen A. Chapman
Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Nicholas-Applegate Capital Management LLC
600 West Broadway, 30th Floor
San Diego, CA 92101

Custodian & Accounting Agent
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent, Dividend Paying Agent and Registrar
PNC Global Investment Servicing
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the shareholders of Nicholas-Applegate Global Equity & Convertible Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.
The financial information included herein is taken from the records of the Fund without the examination by an independent registered public accounting firm, who did not express an opinion herein.
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of their common stock in the open market.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com/closedendfunds.
Information on the Fund is available at www.allianzinvestors.com/closedendfunds or by calling the Fund’s shareholder servicing agent at (800) 254-5197.

ITEM 2.	CODE OF ETHICS

Not required in this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing

ITEM 6.	SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a -3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls (over financial reporting as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12.	EXHIBITS

(a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nicholas-Applegate Global Equity & Convertible Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date	April 28, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date	April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date	April 28, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date	April 28, 2010